SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total long-term investments	$ 8,486	¥ 58,530	¥ 127,748
Equity Method Investments [Member]
Total long-term investments		14,146	18,957
Equity Securities [Member]
Total long-term investments		44,384	108,791
Sichuan Xingneng Ronglian Technology Co., Ltd. [Member] | Equity Method Investments [Member]
Total long-term investments			2,842
Shanghai Keshen Information Technology Co Ltd [Member] | Equity Method Investments [Member]
Total long-term investments		14,146	16,115
Beijing Chenfeng Network Technology Co., Ltd. [Member] | Equity Securities [Member]
Total long-term investments			51,207
Shanghai Yuhuan Information System Co.Ltd. [Member] | Equity Securities [Member]
Total long-term investments		18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd. [Member] | Equity Securities [Member]
Total long-term investments		11,000	13,000
Hangzhou Paileyun Technology Co., Ltd. [Member] | Equity Securities [Member]
Total long-term investments			5,800
Xinyu Hongling Investment Management Center Limited Partnership [Member] | Equity Securities [Member]
Total long-term investments		¥ 14,600	¥ 20,000